Guarantees, Commitments, and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Guarantee obligations	$ 12,278	$ 13,061
Guarantee obligations, term	6 months
Provision for chargebacks, net	$ 10,458	9,434
Guarantor obligations, maximum exposure	$ 60,800,000
Percentage of guarantees paid	0.10%
Chargeback expense	$ 143,200	131,700	$ 121,800
Contractual obligation	$ 3,300	$ 2,900
Contractual obligation, term	3 months